MARKETABLE SECURITES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
MARKETABLE SECURITES

MARKETABLE SECURITES

The Company’s marketable securities consist solely of 10,000,000 shares of Mediswipe, Inc.’s common stock, issued to the Company in connection with the Company’s formation in 2010. The Company classifies its marketable securities as available-for-sale securities, which are carried at their fair value based on the quoted market prices of the securities with unrealized gains and losses, net of deferred income taxes, reported as accumulated other comprehensive income (loss), a separate component of stockholders’ equity. Realized gains and losses on available-for-sale securities are included in net earnings in the period earned or incurred. There were no realized gains or losses for the nine months ended September 30, 2012 and 2011. The aggregate fair value of the Company’s holdings in Mediswipe’s common stock totaled $24,000 and $38,000 as of September 30, 2012 and December 31, 2011, respectively.

The following summarizes the carrying value of marketable securities as of September 30, 2012 and December 31, 2011.

	2012	2011
Beginning fair value	$38,000	$190,000
Unrealized losses included in accumulated other comprehensive income	(14,000)	(152,000)
Net carrying value	$24,000	$38,000

The Company did not purchase or sell any marketable securities during the nine months ended September 30, 2012 and 2011.

MARKETABLE SECURITES – Parent Common Stock

The Company’s marketable securities consist solely of 10,000,000 shares of its Parent’s common stock, issued to the Company in connection with the Company’s formation in 2010. The Company classifies its marketable securities as available-for-sale securities, which are carried at their fair value based on the quoted market prices of the securities with unrealized gains and losses, net of deferred income taxes, reported as accumulated other comprehensive income (loss), a separate component of stockholders’ deficiency. Realized gains and losses on available-for-sale securities are included in net earnings in the period earned or incurred. There were no realized gains or losses during the period from February 12, 2010 through December 31, 2010 or for the year ended December 31, 2011. The aggregate fair value of the Company’s holdings in its Parent common stock totaled $36,000 and $136,000 as of December 31, 2011 and 2010, respectively. The following summarizes the activity related to the Company’s marketable securities:

Fair Value Upon Receipt in 2010	$190,000
Net unrealized loss - 2010	(54,000)
Carrying value as of December 31, 2010	136,000
Net unrealized loss - 2011	(98,000)
Carrying value as of December 31, 2011	$ 38,000

The following summarizes the carrying value of marketable securities as of December 31, 2011 and 2010.

	2011	2010
Initial fair value	$190,000	$190,000
Unrealized losses included in accumulated other comprehensive income	(152,000)	(54,000)
Net carrying value	$38,000	$136,000

The Company did not purchase or sell any marketable securities during the period from February 12, 2010 through December 31, 2010 or for the year ended December 31, 2011.